UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.  The schedule of investments for the period ending January 1, 2009 through March 31, 2009 is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2009 (UNAUDITED)

Principal Amount			Value
		Fixed Income Securities
		Asset Backed Securities (0.2% of Net Assets)

		Banking (0.2%)
$2,500,000		Ameriquest Mortgage Securities, Inc., (06-R2-M10), 3.022%, due 04/25/36 (1) (2)	$31,250
2,000,000		Carrington Mortgage Loan Trust, (06-FRE2-M10), (144A), 2.522%, due 10/25/36 (Cost $1,762,231, Acquired 10/05/2006) (1) (2) (3) (4)	15,000
2,000,000		Carrington Mortgage Loan Trust, (06-NC1-M10), (144A), 3.522%, due 01/25/36 (Cost $1,882,813, Acquired 05/19/2006) (1) (2) (3) (4)	185,000
1,500,000		Countrywide Asset-Backed Certificates, (06-26-B), (144A), 2.272%, due 06/25/37 (Cost $1,229,772, Acquired 12/19/2006) (1) (2) (3) (4)	7,050
2,000,000		Countrywide Asset-Backed Certificates, (07-6-M8), 2.522%, due 09/25/37 (1) (2)	20,000
763,129		Countrywide Asset-Backed Certificates, (06-5-B), 2.922%, due 08/25/36 (1) (2) (5)	992
483,266		HSI Asset Securitization Corp. Trust, (06-OPT3-M9), 2.522%, due 02/25/36 (1) (2) (5)	302
1,740,000		HSI Asset Securitization Corp. Trust, (07-HE2-M8), 3.022%, due 04/25/37 (1) (2)	34,800
1,000,000		Saxon Asset Securities Trust, (07-1-B2), 2.772%, due 01/25/47 (1) (2)	30,000
2,000,000		Saxon Asset Securities Trust, (06-2-B4), 3.022%, due 09/25/36 (1) (2)	15,000
2,000,000		Structured Asset Securities Corp., (06-WF1-M9), 2.522%, due 02/25/36 (1) (2)	15,000
2,700,000		Structured Asset Securities Corp., (07-EQ1-M9), 3.022%, due 03/25/37 (1) (2)	20,250
		Total Banking	374,644
		Total Asset Backed Securities (Cost: $18,424,472)	374,644

		Collateralized Debt Obligations (0.6%)

		Banking (0.0%)
1,000,000		FM Leveraged Capital Fund, (06-2A-E), (144A), 4.98%, due 11/15/20 (Cost $1,000,000, Acquired 10/31/2006) (1) (2) (3) (4) (6)	30,000

		Diversified Financial Services-Multi-Sector Holdings (0.0%)
1,500	(9)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500, Acquired 11/21/2006) (1) (2) (3) (4) (6) (7) (8)	—
487,728		Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $487,728, Acquired 11/21/2006) (1) (2) (3) (4) (6) (7) (8)	—
		Total Diversified Financial Services-Multi-Sector Holdings	—

		Diversified Financial Services-Specialized Finance (0.6%)
1,500	(9)	ACA CLO, Ltd., (06-2), (144A), 11.42%, due 01/09/21 (Cost $1,395,000, Acquired 11/28/2006) (1) (2) (3) (4)	30,000
4,000,000		ARES CLO, (06-5RA), (144A), 0%, due 02/24/18 (Cost $3,840,000, Acquired 03/08/2006) (1) (2) (3) (4) (6)	20,000
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 0%, due 07/17/19 (Cost $1,840,000, Acquired 04/24/2007) (1) (2) (3) (4) (6)	20,000
1,000	(9)	Centurion CDO VII, Ltd., (144A), 15.67%, due 01/30/16 (Cost $760,000, Acquired 11/01/2006) (1) (2) (3) (4)	50,000
2,000,000		Clydesdale CLO, Ltd., (06-1A), (144A), 14.33%, due 12/19/18 (Cost $1,860,000, Acquired 01/16/2007) (1) (2) (3) (4) (8)	80,000
1,000,000		CW Capital Cobalt, (06-2A-K), (144A), 7.06%, due 04/26/50 (Cost $1,000,000, Acquired 04/12/2006) (1) (2) (3) (4) (6)	40,000
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 6.49%, due 04/26/50 (Cost $940,000, Acquired 04/12/2006) (1) (2) (3) (4) (8)	115,000
857,103		De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 4.41%, due 10/20/18 (Cost $918,497, Acquired 08/03/2006) (1) (2) (3) (4) (6)	42,855

See accompanying Notes to Schedule of Investments.

Principal Amount			Value
$1,771,501		De Meer Middle Market CLO, Ltd., (06-1A), (144A), 17.65%, due 10/20/18 (Cost $1,734,261, Acquired 08/03/2006) (1) (3) (4) (6)	$53,145
2,000,000		Duane Street CLO, (06-3-A), (144A), 18.09%, due 01/11/21 (Cost $1,860,000, Acquired 11/15/2006) (1) (3) (4) (6)	20,000
2,000	(9)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20 (Cost $1,860,000, Acquired 10/31/2006) (1) (2) (3) (4) (6)	20,000
2,000,000		Galaxy CLO, Ltd., (06-6I), 0%, due 06/13/18 (1) (8)	60,000
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 0%, due 10/13/18 (Cost $1,900,000, Acquired 08/04/2006) (1) (3) (4)	20,000
2,000,000		LCM CDO, LP, (5I), 11.12%, due 03/21/19 (1) (6) (8)	80,000
3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 9.29%, due 10/18/20 (Cost $3,325,000, Acquired 08/10/2006) (1) (3) (4) (6)	175,000
3,000,000		Prospect Park CDO, Ltd., (06-1I), 17.24%, due 07/15/20 (1) (6) (8)	90,000
1,750,000	(9)	Vertical CDO, Ltd., (06-1), (144A), 0%, due 04/22/46 (Cost $1,697,500, Acquired 05/16/2006) (1) (2) (3) (4) (6)	17,500
1,000,000	(9)	Whitehorse III, Ltd., (144A), 0%, due 05/01/18 (Cost $900,000, Acquired 02/22/2007) (1) (2) (3) (4)	50,000
		Total Diversified Financial Services-Specialized Finance	983,500

		Thrifts & Mortgage Finance (0.0%)
10,000		Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000, Acquired 08/03/2006) (1) (2) (3) (4) (6) (7) (8)	—
1,144,518		Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000, Acquired 08/03/2006) (1) (2) (3) (4) (6) (7) (8)	—
2,000,000		Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000, Acquired 11/03/2006) (1) (2) (3) (4) (6) (7)	—
1,055,060		Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $955,559, Acquired 11/06/2006) (1) (2) (3) (4) (6) (7)	106
1,000	(9)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000, Acquired 03/13/2006) (1) (2) (3) (4) (6) (7)	100
1,744,763		Hudson Mezzanine Funding, (06-1-AE), (144A), 0%, due 04/12/42 (Cost $1,553,359, Acquired 10/25/2006) (1) (2) (3) (4) (6) (7)	—
1,500,000		Hudson Mezzanine Funding, (06-1A-INC), (144A), 0%, due 04/12/42 (Cost $1,395,000, Acquired 10/25/2006) (1) (2) (3) (4) (6) (7)	—
2,000,000		Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000, Acquired 05/19/2006) (1) (2) (3) (4) (6) (7) (8)	—
2,269,605		Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $2,171,422, Acquired 05/19/2006) (1) (2) (3) (4) (6) (7) (8)	—
		Total Thrifts & Mortgage Finance	206
		Total Collateralized Debt Obligations (Cost: $1,013,706)	1,013,706

		Collateralized Mortgage Obligations (119.6%)

		Banking (3.2%)
2,278,766		Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.752%, due 04/25/36 (2)	921,238
4,640,000		Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46	2,427,067
5,000,000		Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36	2,210,384
		Total Banking	5,558,689

		Private Mortgage-Backed Securities (53.8%)
5,250,000		Adjustable Rate Mortgage Trust, (05-11-2A3), 5.323%, due 02/25/36 (2)	3,100,128

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$3,038,423	Adjustable Rate Mortgage Trust, (05-4-6A22), 5.289%, due 08/25/35 (2)	$1,654,407
4,065,093	American Home Mortgage Assets, (05-2-2A1A), 5.901%, due 01/25/36 (2)	2,958,843
3,824,260	Banc of America Funding Corp., (07-6-A2), 0.802%, due 07/25/37 (2)	1,984,192
2,555,485	Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.889%, due 03/25/36 (2)	1,120,574
3,500,000	Citi Mortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,328,774
2,745,399	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 6.057%, due 08/25/36 (2)	1,626,234
3,194,688	Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,609,244
3,000,000	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37	1,406,174
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,350,278
1,833,750	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	854,958
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,450,703
2,737,655	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,340,398
2,280,543	Countrywide Home Loans, (04-HYB4-B1), 4.587%, due 09/20/34 (2)	1,370,958
194,412,266	Countrywide Home Loans, (06-14-X), 0.341%, due 09/25/36 (I/O) (2)	1,722,376
240,728,248	Countrywide Home Loans, (06-15-X), 0.388%, due 10/25/36 (I/O) (2)	2,135,789
4,501,092	Countrywide Home Loans, (06-HYB2-1A1), 5.302%, due 04/20/36 (2)	2,070,101
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	1,332,509
3,686,789	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	3,051,408
35,601,882	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.028%, due 11/25/36 (I/O) (I/F) (2)	2,213,234
2,473,939	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.077%, due 08/25/37 (2)	183,033
3,106,994	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.712%, due 02/25/37 (2)	1,144,996
2,533,174	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.702%, due 05/25/36 (2)	978,058
6,728,034	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	4,583,471
1,022,809	GSR Mortgage Loan Trust, (04-3F-2A10), 16.44%, due 02/25/34 (I/F)(2)	932,215
2,170,385	GSR Mortgage Loan Trust, (05-AR3-6A1), 5.02%, due 05/25/35 (2)	1,105,849
3,907,812	GSR Mortgage Loan Trust, (06-1F-1A5), 27.655%, due 02/25/36 (I/F) (TAC)(2)	3,975,838
4,279,234	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.918%, due 03/25/37 (2)	2,900,838
4,202,067	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	2,708,638
4,156,481	Lehman XS Trust, (07-14H-A211), 0.782%, due 07/25/47 (2)	2,564,527
3,599,837	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47	1,909,039
3,874,533	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,349,283
3,684,684	Morgan Stanley Mortgage Loan Trust, (07-13-6A1), 6%, due 10/25/37	2,025,894
3,090,306	Morgan Stanley Mortgage Loan Trust, (07-14AR-6A1), 6.434%, due 11/25/37 (2)	1,409,886
3,221,926	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 6.586%, due 11/25/37 (2)	1,628,059
2,000,000	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47 (2)	1,148,998
2,500,000	Novastar Home Equity Loan, (04-2-M4), 1.722%, due 09/25/34 (2)	1,066,487
2,429,400	Residential Accredit Loans, Inc., (05-QA7-M1), 5.505%, due 07/25/35 (2)	552,043
5,000,000	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,223,064
3,016,529	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37 (TAC)	1,961,704
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,821,319
2,750,000	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,103,294
12,529,628	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O)	1,597,528
266,343,147	Residential Funding Mortgage Securities, (06-S9-AV), 0.298%, due 09/25/36 (I/O)(2)	1,796,991
3,072,559	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.885%, due 10/25/35 (2)	1,606,696
3,496,111	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.116%, due 01/25/36 (2)	1,832,692
2,644,887	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	1,173,700
1,931,124	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.972%, due 10/25/47 (2)	867,408

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$1,462,636	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.602%, due 01/25/38 (2) (3)	$950,713
4,319,873	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35	2,915,562
4,500,000	Wells Fargo Mortgage Backed Securities Trust, (07-8-2A10), 6%, due 07/25/37 (PAC)	2,488,368
	Total Private Mortgage-Backed Securities	93,187,473

	U.S. Government Agency Obligations (62.6%)
4,460,936	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33 (P/O)(6)	2,306,562
3,258,000	Federal Home Loan Mortgage Corp., (2684-SN), 25.469%, due 10/15/33 (I/F)(2)	3,290,320
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33 (P/O)(6)	4,580,668
1,950,546	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34 (P/O)(6)	1,424,407
3,232,560	Federal Home Loan Mortgage Corp., (2937-SW), 18.813%, due 02/15/35 (I/F) (TAC) (2)	3,290,418
832,360	Federal Home Loan Mortgage Corp., (2950-GS), 19.469%, due 03/15/35 (I/F)(2)	752,880
3,144,097	Federal Home Loan Mortgage Corp., (2951-NS), 19.469%, due 03/15/35 (I/F)(2)	2,794,162
1,510,474	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35 (I/F) (TAC)(2)	1,515,181
987,732	Federal Home Loan Mortgage Corp., (2990-JK), 19.779%, due 03/15/35 (I/F)(2)	929,724
3,352,068	Federal Home Loan Mortgage Corp., (3000-SR), 18.313%, due 03/15/35 (I/F) (TAC)(2)	3,462,660
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 10.339%, due 08/15/35 (I/F)(2)	1,772,007
1,607,354	Federal Home Loan Mortgage Corp., (3019-SQ), 31.875%, due 06/15/35 (I/F)(2)	1,698,047
2,166,707	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33 (I/F)(2)	2,075,011
3,226,609	Federal Home Loan Mortgage Corp., (3063-JS), 25.981%, due 11/15/35 (I/F)(2)	3,313,023
481,485	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35 (PAC)	466,708
2,688,465	Federal Home Loan Mortgage Corp., (3077-ZW), 4.5%, due 08/15/35	2,690,149
1,814,399	Federal Home Loan Mortgage Corp., (3092-CS), 17.745%, due 12/15/35 (I/F) (TAC)(2)	1,845,840
1,889,065	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35 (P/O) (TAC)(6)	1,684,032
2,819,318	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35 (P/O)(6)	2,186,508
23,821,044	Federal Home Loan Mortgage Corp., (3122-SG), 5.074%, due 03/15/36 (I/O) (I/F) (TAC) (PAC)(2)	1,202,186
2,542,913	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36 (P/O)(6)	2,234,076
1,874,779	Federal Home Loan Mortgage Corp., (3146-SB), 21.61%, due 04/15/36 (I/F)(2)	1,920,585
1,019,643	Federal Home Loan Mortgage Corp., (3153-NK), 21.537%, due 05/15/36 (I/F)(2)	1,040,825
1,782,527	Federal Home Loan Mortgage Corp., (3161-SA), 21.427%, due 05/15/36 (I/F)(2)	1,813,153
3,404,911	Federal Home Loan Mortgage Corp., (3185-SA), 10.159%, due 07/15/36 (I/F)(2)	3,022,697
1,253,800	Federal Home Loan Mortgage Corp., (3186-SB), 20.694%, due 07/15/36 (I/F)(2)	1,261,124
24,041,311	Federal Home Loan Mortgage Corp., (3323-SA), 5.554%, due 05/15/37 (I/O) (I/F)(2)	1,483,772
1,982,894	Federal Home Loan Mortgage Corp., (3330-SB), 21.794%, due 06/15/37 (I/F) (TAC)(2)	2,022,843
3,054,497	Federal Home Loan Mortgage Corp., (3349-SD), 20.51%, due 07/15/37 (I/F)(2)	3,069,286
1,500,923	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36 (P/O)(6)	1,424,366
3,693,272	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	3,695,614
3,704,674	Federal National Mortgage Association, (05-13-JS), 20.641%, due 03/25/35 (I/F)(2)	3,399,438
1,896,727	Federal National Mortgage Association, (05-44-TS), 18.094%, due 03/25/35 (I/F) (TAC)(2)	1,902,460
2,094,842	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35 (P/O)(6)	1,822,919
2,776,063	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35 (P/O)(6)	2,055,667
1,113,704	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	1,114,264
1,313,363	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35 (I/F) (TAC) (2)	1,272,088
860,983	Federal National Mortgage Association, (06-14-SP), 21.959%, due 03/25/36 (I/F) (TAC)(2)	861,397
1,215,815	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36 (P/O)(6)	1,099,599
3,604,348	Federal National Mortgage Association, (06-45-SP), 21.296%, due 06/25/36 (I/F)(2)	3,683,381

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$1,833,912	Federal National Mortgage Association, (06-57-SA), 21.076%, due 06/25/36 (I/F)(2)	$1,848,136
2,000,000	Federal National Mortgage Association, (06-67-DS), 23.004%, due 07/25/36 (I/F)(2)	1,984,544
26,646,900	Federal National Mortgage Association, (07-48-SD), 5.578%, due 05/25/37 (I/O) (I/F)(2)	1,547,772
20,398,668	Federal National Mortgage Association, (07-53-SG), 6.078%, due 06/25/37 (I/O) (I/F)(2)	1,402,845
2,259,691	Federal National Mortgage Association, (07-58-SL), 14.82%, due 06/25/36 (I/F)(2)	2,224,793
5,721,406	Government National Mortgage Association, (05-45-DK), 19.775%, due 06/16/35 (I/F) (2)	5,677,796
38,377,779	Government National Mortgage Association, (06-35-SA), 6.055%, due 07/20/36 (I/O) (I/F)(2)	2,328,533
69,811,869	Government National Mortgage Association, (06-61-SA), 4.205%, due 11/20/36 (I/O) (I/F) (TAC)(2)	2,909,263
35,819,678	Government National Mortgage Association, (08-53-TS), 5.925%, due 05/20/38 (I/O) (I/F) (TAC)(2)	2,326,420
45,000,465	Government National Mortgage Association, (08-58-TS), 5.855%, due 05/20/38 (I/O) (I/F) (TAC)(2)	2,701,423
	Total U.S. Government Agency Obligations	108,431,572
	Total Collateralized Mortgage Obligations (Cost: $201,122,340)	207,177,734
	Total Fixed Income Securities (Cost: $220,560,518) (120.4%)	208,566,084

	Convertible Securities
	Convertible Corporate Bonds (4.7%)

	Banking (0.7%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	655,307
683,000	National City Corp., 4%, due 02/01/11	625,799
	Total Banking	1,281,106

	Commercial Services (0.3%)
865,000	Sotheby’s, (144A), 3.125%, due 06/15/13 (3)	562,250

	Communications (0.1%)
227,000	Ciena Corp., 0.25%, due 05/01/13	138,883

	Electronics (1.0%)
736,000	Agere Systems, Inc., 6.5%, due 12/15/09	742,440
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	22,387
751,000	LSI Logic Corp., 4%, due 05/15/10	718,144
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (3)	252,131
	Total Electronics	1,735,102

	Healthcare Providers (0.5%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	782,760

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (3)	114,800
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10 (3)	147,200
	Total Medical Supplies	262,000

	Metals (0.1%)
370,000	Coeur d’Alene Mines Corp., 3.25%, due 03/15/28	164,188

	Oil & Gas (0.7%)
99,000	Hercules Offshore, Inc., (144A), 3.375%, due 06/01/38 (3)	28,710
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	409,221
442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	381,225

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	$364,098
	Total Oil & Gas	1,183,254

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (3)	372,619

	Real Estate (0.9%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1) (3) (4)	1,501,830
180,000	ProLogis, 2.625%, due 05/15/38	92,025
	Total Real Estate	1,593,855

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13 (3)	116,025
	Total Convertible Corporate Bonds (Cost: $9,554,039)	8,192,042

Number of Shares
	Convertible Preferred Stocks (2.4%)

	Commercial Banks (0.0%)
1,542	Fifth Third Bancorp, Series G, $8.50	63,530

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	121,024

	Diversified Financial Services (0.3%)
1,160	Bank of America Corp., $72.50	492,420

	Electric Utilities (0.3%)
16,500	AES Corp., $3.375	570,570

	Energy Equipment & Services (0.3%)
17,850	Bristow Group, Inc. $2.75	553,528

	Financial Services (0.1%)
2,724	Vale Capital, Ltd., Series A, $2.75	79,507
1,612	Vale Capital, Ltd., Series B, $2.75	46,345
	Total Financial Services	125,852

	Food Products (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	216,707

	Insurance (0.3%)
13,105	Reinsurance Group of America, Inc., $2.875	570,067

	Media (0.2%)
800	Interpublic Group of Cos., Inc., (144A), $52.50 (3)	321,200

	Oil, Gas & Consumable Fuels (0.3%)
8,445	Chesapeake Energy Corp., $4.50	519,368

	Pharmaceuticals (0.2%)
330	Mylan, Inc., $65.00	281,305

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
	Road & Rail (0.2%)
660	Kansas City Southern, $51.25	$373,065
	Total Convertible Preferred Stocks (Cost: $7,441,174)	4,208,636
	Total Convertible Securities (Cost: $16,995,213) (7.1%)	12,400,678

	Common Stock

	Aerospace & Defense (0.0%)
2,190	Honeywell International, Inc.	61,013

	Capital Markets (0.1%)
7,920	Blackstone Group, LP (The)	57,420
1,920	Invesco, Ltd.	26,611
	Total Capital Markets	84,031

	Chemicals (0.1%)
5,500	Du Pont (E.I.) de Nemours & Co.	122,815

	Commercial Services & Supplies (0.1%)
2,200	Avery Dennison Corp.	49,148
2,700	Waste Management, Inc.	69,120
	Total Commercial Services & Supplies	118,268

	Communications Equipment (0.0%)
12,900	Motorola, Inc.	54,567

	Computers & Peripherals (0.2%)
4,410	Dell, Inc. (7)	41,807
1,880	Hewlett-Packard Co.	60,273
1,850	International Business Machines Corp.	179,246
	Total Computers & Peripherals	281,326

	Containers & Packaging (0.1%)
7,990	Packaging Corp. of America	104,030

	Diversified Financial Services (0.1%)
5,600	JPMorgan Chase & Co.	148,848
1,740	NYSE Euronext	31,146
	Total Diversified Financial Services	179,994

	Diversified Telecommunication Services (0.2%)
5,500	AT&T, Inc.	138,600
33,720	Qwest Communications International, Inc.	115,323
7,837	Windstream Corp.	63,166
	Total Diversified Telecommunication Services	317,089

	Electric Utilities (0.5%)
4,040	American Electric Power Co., Inc.	102,050
10,622	Entergy Corp.	723,252
	Total Electric Utilities	825,302

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
	Electronic Equipment, Instruments & Components (0.0%)
5,850	Tyco Electronics, Ltd.	$64,584

	Energy Equipment & Services (0.0%)
1,160	Baker Hughes, Inc.	33,118

	Food & Staples Retailing (0.0%)
2,470	CVS Caremark Corp.	67,900

	Food Products (0.2%)
6,700	Kraft Foods, Inc., Class A	149,343
13,100	Sara Lee Corp.	105,848
	Total Food Products	255,191

	Health Care Equipment & Supplies (0.0%)
5,540	Boston Scientific Corp. (7)	44,043

	Health Care Providers & Services (0.0%)
23,740	Tenet Healthcare Corp. (7)	27,538

	Household Durables (0.0%)
6,630	Lennar Corp., Class A	49,791
700	Sony Corp. (SP ADR)	14,441
	Total Household Durables	64,232

	Household Products (0.1%)
3,150	Kimberly-Clark Corp.	145,247

	Industrial Conglomerates (0.1%)
8,250	General Electric Co.	83,408
3,100	Tyco International, Ltd.	60,636
	Total Industrial Conglomerates	144,044

	Insurance (0.1%)
3,780	Travelers Cos., Inc. (The)	153,619

	Leisure Equipment & Products (0.1%)
7,180	Mattel, Inc.	82,785

	Life Sciences Tools & Services (0.0%)
610	Thermo Fisher Scientific, Inc. (7)	21,759

	Media (0.1%)
5,620	Comcast Corp., Class A	76,657
9,600	Regal Entertainment Group, Class A	128,736
458	Time Warner Cable, Inc.	11,358
1,826	Time Warner, Inc.	35,242
	Total Media	251,993

	Metals & Mining (0.0%)
1,600	United States Steel Corp.	33,808

	Oil, Gas & Consumable Fuels (0.3%)
1,500	Anadarko Petroleum Corp.	58,335

See accompanying Notes to Schedule of Investments.

Number of Shares		Value
970	BP PLC (SP ADR)	$38,897
2,700	Chevron Corp.	181,548
2,570	ConocoPhillips	100,641
2,180	Marathon Oil Corp.	57,312
1,890	Valero Energy Corp.	33,831
	Total Oil, Gas & Consumable Fuels	470,564

	Paper & Forest Products (0.0%)
6,000	MeadWestvaco Corp.	71,940

	Personal Products (0.0%)
1,750	Estee Lauder Cos., Inc. (The), Class A	43,138

	Pharmaceuticals (0.2%)
4,800	Bristol-Myers Squibb Co.	105,216
9,600	Pfizer, Inc.	130,752
4,400	Watson Pharmaceuticals, Inc. (7)	136,884
	Total Pharmaceuticals	372,852

	Real Estate Investment Trusts (REITs) (0.0%)
1,280	Annaly Capital Management, Inc.	17,754
2,400	Hospitality Properties Trust	28,800
	Total Real Estate Investment Trusts (REITs)	46,554

	Semiconductors & Semiconductor Equipment (0.1%)
5,410	Intel Corp.	81,420
2,180	KLA-Tencor Corp.	43,600
11,070	LSI Corp. (7)	33,653
	Total Semiconductors & Semiconductor Equipment	158,673

	Specialty Retail (0.1%)
7,900	Gap, Inc. (The)	102,621
4,400	Home Depot, Inc. (The)	103,664
	Total Specialty Retail	206,285

	Thrifts & Mortgage Finance (0.1%)
8,070	New York Community Bancorp, Inc.	90,142
	Total Common Stock (Cost: $7,586,861) (2.9%)	4,998,444

	Short-Term Investment (4.2% of Net Assets)

Principal Amount
	Short-Term Investments (4.2%)
$7,196,192	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 04/01/09 (collateralized by $7,350,000, U.S. Treasury Bill, 0.47%, due 08/20/09, valued at $7,341,915) (Total Amount to be Received Upon Repurchase $7,196,202)	7,196,192
	Total Short-Term Investments (Cost: $7,196,192)	7,196,192

	TOTAL INVESTMENTS (Cost $252,338,784) (134.6%)	233,161,398
	LIABILITIES IN EXCESS OF OTHER ASSETS (-34.6%)	(59,887,870)

	NET ASSETS (100.0%)	$173,273,528

See accompanying Notes to Schedule of Investments.

(1)		Illiquid security.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2009.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $5,358,234 or 3.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)		Restricted security (Note 4).
(5)		The issuer has declared partial write-off on outstanding principal balance.
(6)		As of March 31, 2009, security is not accruing interest.
(7)		Non-income producing security.
(8)		Fair valued security (Note 1).
(9)		Represents number of preferred shares.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

Investments by Industry (Unaudited)

March 31, 2009

Industry*	Percentage of Net Assets
U.S. Government Agency Obligations	62.6%
Private Mortgage-Backed Securities	53.8
Banking	4.1
Electronics	1.0
Real Estate	0.9
Electric Utilities	0.8
Oil & Gas	0.7
Pharmaceuticals	0.6
Oil, Gas & Consumable Fuels	0.6
Diversified Financial Services-Specialized Finance	0.6
Healthcare Providers	0.5
Insurance	0.4
Commercial Services	0.4
Diversified Financial Services	0.4
Energy Equipment & Services	0.3
Media	0.3
Food Products	0.3
Road & Rail	0.2
Diversified Telecommunication Services	0.2
Computers & Peripherals	0.2
Medical Supplies	0.1
Specialty Retail	0.1
Metals	0.1
Semiconductors & Semiconductor Equipment	0.1
Household Products	0.1
Industrial Conglomerates	0.1
Communications	0.1
Financial Services	0.1
Chemicals	0.1
Commercial Services & Supplies	0.1
Retailers	0.1
Containers & Packaging	0.1
Thrifts & Mortgage Finance	0.1
Capital Markets	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.0	*
Food & Staples Retailing	0.0	*
Electronic Equipment, Instruments and Components	0.0	*
Household Durables	0.0	*
Commercial Banks	0.0	*
Aerospace & Defense	0.0	*
Communications Equipment	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Health Care Equipment & Supplies	0.0	*
Personal Products	0.0	*
Metals & Mining	0.0	*
Health Care Providers & Services	0.0	*
Life Sciences Tools & Services	0.0	*
Short-Term Investments	4.2
Total	134.6%

*Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2009

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the ‘‘Fund’’) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.  TCW Investment Management Company (the “Advisor”) is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities that are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund invests in asset-backed securities and collateralized debt obligation securities, which are valued based on prices supplied by dealers who make markets in such securities. However, such markets have become illiquid, and therefore, the value of these securities may differ from the realized values had a liquid market existed for these investments, and the differences could be material. At March 31, 2009, the total value of these securities amount to $1,388,350 or 0.80% of the Fund’s net assets.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  At March 31, 2009, eleven securities were fair valued at $425,000 or 0.25% of the Fund’s net assets.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008.  FAS 157, defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$9,224,940
Level 2 - Other Significant Observable Inputs	222,548,108
Level 3 - Significant Unobservable Inputs	1,388,350
Total	$233,161,398

Following is a reconcilation of investments in which signifcant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance, as of 12/31/08	$5,453,998
Accrued discounts/premiums	—
Realized loss and change in unrealized depreciation	(4,159,279)
Net purchases	93,631
Net transfers in and/or out of Level 3	—
Balance, as of 3/31/09	$1,388,350
Net change in unrealized depreciation from investments still held as of 3/31/09	$4,295,947

 Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2009, net unrealized appreciation (depreciation) for federal income tax purposes is comprised of the following components:

Appreciated securities	$24,526,042
Depreciated securities	(44,884,260)
Net unrealized appreciation/(depreciation)	$(20,358,218)
Cost of securities for federal income tax purposes	$253,519,616

The Fund is subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at March 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3—Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral in short-term investments.  The Fund did not lend securities during the three months ended March 31, 2009.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at March 31, 2009.  However, certain 144A securities were deemed illiquid as of March 31, 2009 and therefore were considered restricted.  Aggregate cost and fair value of such securities held at March 31, 2009 were as follows:

			Value as a
			Percentage of
	Aggregate Cost	Aggregate Value	Fund’s Net Assets
Total of Restricted Securities	$7,174,899	$2,492,586	1.44%

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	May 22, 2009

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	May 22, 2009